UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2002

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (January 14, 2003)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 124
Form 13F Information table Value Total(x 1000): $551,493


		                                 Shares      (a)  (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class CUSIP     FMVx1000 Call/Put(a) Sole Share  Shared       Sole Share None
	                                                          as Def Other


SPDR TR	                Comm 78462F103	 87,391	   990,500    X			    990,500
MICROSOFT CORP	        Comm 594918104	 17,303	   334,700    X		   	    334,700
S&P MIDCAP DEP RECEIPT	Comm 595635103	 16,312    207,400    X			    207,400
PFIZER INC	        Comm 717081103	 15,376	   503,000    X			    503,000
GENERAL ELEC CO	        Comm 369604103	 13,944	   572,650    X			    572,650
CITIGROUP INC	        Comm 172967101	 11,344	   322,380    X			    322,380
AMERICAN INTL GROUP INC	Comm 026874107	 10,810	   186,868    X			    186,868
WAL MART STORES INC	Comm 931142103	 10,703	   211,900    X			    211,900
EXXON MOBIL CORPORATION	Comm 30231G102	  9,436	   270,080    X			    270,080
COCA COLA CO	        Comm 191216100	  9,250	   211,000    X			    211,000
MERCK & CO INC	        Comm 589331107	  8,757	   154,700    X			    154,700
JOHNSON & JOHNSON	Comm 478160104	  8,308	   154,700    X			    154,700
TEVA PHARMACEUTICALS	Comm 881624209	  8,308	   215,200    X			    215,200
MONSANTO CO	        Comm 61166W101	  8,181	   425,015    X			    425,015
VIACOM INC	        Comm 925524308	  7,851	   192,631    X			    192,631
MEDTRONIC INC	        Comm 585055106	  7,441	   163,200    X			    163,200
HEWLETT PACKARD CO	Comm 428236103	  7,329	   422,200    X			    422,200
REGIONAL BANK HOLD TRST	Comm 75902E100	  7,243	    70,500    X			     70,500
PROCTER & GAMBLE CO	Comm 742718109	  7,145	    83,140    X			     83,140
AMERICAN EXPRESS CO	Comm 025816109	  6,893	   195,000    X			    195,000
JP MORGAN CHASE & CO.	Comm 46625H100	  6,854	   285,611    X			    285,611
SPDR TECHNOLOGY INDEX	Comm 81369Y803	  6,682	   451,500    X			    451,500
DU PONT EI DENEMOURS&CO	Comm 263534109	  6,501	   153,342    X			    153,342
BANKAMERICA CORP	Comm 060505104	  6,300	    90,560    X			     90,560
CARDINAL HEALTH INC	Comm 14149Y108	  5,945	   100,450    X			    100,450
AMGEN INC	        Comm 031162100	  5,911	   122,300    X			    122,300
MATTELL INC	        Comm 577081102	  5,905	   308,400    X			    308,400
FEDERAL HOME LN MTGCORP	Comm 313400301	  5,751	    97,400    X			     97,400
ILLINOIS TOOL WKS INC	Comm 452308109	  5,435	    83,800    X			     83,800
INTEL CORP	        Comm 458140100	  5,402	   347,000    X			    347,000
CISCO SYS INC	        Comm 17275R102	  5,242	   400,200    X			    400,200
OIL SERVICE HOLDERS	Comm 678002106	  5,036	    87,900    X			     87,900
BED BATH & BEYOND	Comm 075896100	  4,982	   144,300    X			    144,300
TRANSOCEANOFFSHORESEDCO Comm G90078109	  4,906	   211,502    X			    211,502
INTL BUSINESS MACHS	Comm 459200101	  4,890	    63,100    X			     63,100
PHARMACIA	        Comm 71713U102	  4,414	   105,600    X			    105,600
WELLS FARGO & CO.	Comm 949746101	  4,330	    92,400    X			     92,400
GILLETTE CO	        Comm 375766102	  4,261	   140,360    X			    140,360
VERIZON COMMUNICATIONS	Comm 92343V104	  4,204	   108,500    X			    108,500
FANNIE MAE	        Comm 313586109	  4,110	    63,900    X			     63,900
KRAFT FOODS INC	        Comm 50075N104	  4,021	   103,300    X			    103,300
L-3 COMMUNIC HOLDINGS	Comm 502424104	  3,651	    81,300    X			     81,300
UNITEDHEALTH GROUP INC	Comm 91324P102	  3,540	    42,400    X			     42,400
QUALCOM	                Comm 747525103	  3,504	    96,300    X			     96,300
CENDANT CORP	        Comm 151313103	  3,489	   332,980    X			    332,980
LILLY ELI & CO	        Comm 532457108	  3,481	    54,820    X			     54,820
DELL COMPUTER CORP	Comm 247025109	  3,374	   126,200    X			    126,200
DANAHER CORP DEL	Comm 235851102	  3,354	    51,060    X			     51,060
ZIMMER HOLDINGS INC	Comm 98956P102	  3,245	    78,166    X			     78,166
WEATHERFORD INTL	Comm G95089101	  3,182	    79,700    X			     79,700
DISNEY WALT CO	        Comm 254687106	  3,177	   194,832    X			    194,832
ISHARES RUSSEL VAL	Comm 464287598	  3,159	    68,900    X			     68,900
BURLINGTON NORTHN SANTA	Comm 12189T104	  3,044	   117,059    X			    117,059
SYSCO	                Comm 871829107	  2,993	   100,500    X			    100,500
GENENTECH	        Comm 368710406	  2,987	    90,100    X			     90,100
AOL TIME WARNER INC.	Comm 00184A105	  2,893	   220,850    X			    220,850
SPDR UTILITIES INDEX	Comm 81369Y886	  2,851	   148,900    X			    148,900
KOHLS CORP	        Comm 500255104	  2,618	    46,800    X			     46,800
HOME DEPOT INC	        Comm 437076102	  2,383	    99,250    X			     99,250
COMCAST CORP	        Comm 20030N101	  2,354	    99,900    X			     99,900
FIRST DATA CORP	        Comm 319963104	  2,346	    66,280    X			     66,280
MORGANSTANLEYDEANWITTER Comm 617446448	  2,339	    58,600    X			     58,600
FEDERATED DEPTSTORESINC Comm 31410H101	  2,263	    78,700    X			     78,700
SBC COMMUNICATIONS INC	Comm 78387G103	  2,163	    79,800    X			     79,800
PHILIP MORRIS COS INC	Comm 718154107	  2,156	    53,200    X			     53,200
ALLTEL CORP	        Comm 020039103	  2,101	    41,200    X			     41,200
BARRICK GOLD CORP	Comm 067901108	  2,093	   135,828    X			    135,828
ANADARKO PETE CORP	Comm 032511107	  1,939	    40,500    X			     40,500
MARSH & MCLENNAN COSINC	Comm 571748102	  1,936	    41,900    X			     41,900
INTL PAPER CO	        Comm 460146103	  1,909	    54,600    X			     54,600
NOKIA CORP	        Comm 654902204	  1,825	   117,800    X			    117,800
CAPITAL ONE FINANCIAL	Comm 14040H105	  1,711	    57,600    X			     57,600
CONOCO PHILLIPS	        Comm 20825C104	  1,567	    32,393    X			     32,393
BROADBAND HOLDERS	Comm 11130P104	  1,535	   203,400    X			    203,400
TEXAS INSTRS INC	Comm 882508104	  1,466	    97,700    X			     97,700
WYETH	                Comm 983024100	  1,451	    38,800    X			     38,800
PEPSICO INC	        Comm 713448108	  1,431	    33,900    X			     33,900
ABBOTT LABS	        Comm 002824100	  1,416	    35,400    X			     35,400
CHEVRON TEXACO	        Comm 166764100	  1,376	    20,700    X			     20,700
MOLEX INC	        Comm 608554101	  1,338	    58,100    X			     58,100
DOVER CORP	        Comm 260003108	  1,302	    44,661    X			     44,661
BRISTOL MYERS SQUIBB CO	Comm 110122108	  1,292	    55,820    X			     55,820
MBIA INC.	        Comm 55262C100	  1,230	    28,050    X			     28,050
CATERPILLAR INC DEL	Comm 149123101	  1,211	    26,500    X			     26,500
ROYAL DUTCH PETE CO	Comm 780257804	  1,162	    26,400    X			     26,400
SOUTHWEST AIRLINES	Comm 844741108	  1,096	    78,900    X			     78,900
LSI LOGIC CORP	        Comm 502161102	  1,032	   179,000    X			    179,000
GENERAL MOTORS	        Comm 370442105	  1,024	    27,800    X			     27,800
APPLIED MATLS INC	Comm 038222105	  1,008	    77,388    X			     77,388
COMCAST CORP CLASS-A	Comm 20030N200	    946	    41,880    X			     41,880
ALUMINUM CO AMER	Comm 013817101	    915	    40,200    X			     40,200
ORACLE CORP	        Comm 68389X105	    852	    78,900    X			     78,900
PRAXAIR INC	        Comm 74005P104	    808	    14,000    X			     14,000
MCDONALDS CORP	        Comm 580135101	    734	    45,700    X			     45,700
SPRINT CORP	        Comm 852061506	    585	   133,700    X			    133,700
MARATHON OIL CORP	Comm 565849106	    581	    27,307    X			     27,307
BANK NEW YORK INC	Comm 064057102	    534	    22,300    X			     22,300
WRIGLEY WM JR CO	Comm 982526105	    519	     9,460    X			      9,460
BAXTER INTL INC	        Comm 071813109	    509	    18,200    X			     18,200
DUKE ENERGY CORP	Comm 264399106	    494	    25,300    X			     25,300
GENERAL DYNAMICS CORP	Comm 369550108	    357	     4,500    X			      4,500
CALPINE CORPORATION	Comm 131347106	    245	    75,400    X			     75,400
EL PASO CORPORATION	Comm 28336L109	    202	    29,114    X			     29,114
MCGRAW HILL COS INC	Comm 580645109	    175	     2,900    X			      2,900
GENERAL MLS INC	        Comm 370334104	    169	     3,600    X			      3,600
SIEBEL SYSTEMS INC	Comm 826170102	    162	    22,000    X			     22,000
TRAV PROP CASUALTY 'B'	Comm 89420G406	    161	    11,013    X			     11,013
DOMINION RESOURCES	Comm 25746U109	    153	     2,800    X			      2,800
FOX ENTERTAINMENT GROUP	Comm 35138T107	    116	     4,500    X			      4,500
SUN MICROSYSTEMS INC	Comm 866810104	    111	    35,700    X			     35,700
MELLON BK CORP	        Comm 58551A108	     83	     3,200    X			      3,200
TRAV PROP CASUALTY 'A'	Comm 89420G109	     78	     5,360    X			      5,360
COLGATE PALMOLIVE CO	Comm 194162103	     52	     1,000    X			      1,000
COMPUTER ASSOC INTL INC	Comm 204912109	     49	     3,700    X			      3,700
INTERPUBLIC GROUPCOSINC	Comm 460690100	     46      3,300    X			      3,300
ANALOG DEVICES	        Comm 032654105	     42	     1,800    X			      1,800
SCHLUMBERGER LTD	Comm 806857108	     42	     1,000    X			      1,000
ESTEE LAUDER COMP-CL A	Comm 518439104	     39	     1,500    X			      1,500
ELECTRONIC DATA SYSTEMS	Comm 285661104	     36	     2,000    X			      2,000
NEW YORK TIMES CO	Comm 650111107	     33	       734    X				734
SMUCKER          	Comm 832696405       30	       761    X				761
AT&T WIRELESS GROUP	Comm 00209A106	     22      4,000    X			      4,000
ISHARES MSCI EAFE	Comm 464287465	 45,148	   456,000    X			    456,000


COLUMN TOTALS			        551,493  14,601,955			    551,493

